Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 48,187	€ 39,799
Total financial assets	95,430	81,373
Long-term borrowings	9,302	14,091
Lease liabilities	53,593	57,367	€ 56,758	€ 56,758
Bank overdraft and short-term borrowings	16,426	18,412
Total financial liabilities	203,616	191,246
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	26,269	19,807
Cash and cash equivalents	44,611	36,031
Total financial assets	70,880	55,838
Long-term borrowings	692
Lease liabilities	35,927	38,844
Trade payables	28,064	26,065
Total financial liabilities	83,230	65,162
Currency risk [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdraft and short-term borrowings	€ 18,547	€ 253